Capital Stock - (Share-based Compensation Expense by Category) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Share-Based Compensation Expense [Line Items]
Share-based compensation expense	$ 14.3	$ 24.0	$ 46.9	$ 53.6
LIONS GATE ENTERTAINMENT CORP [Member]
Share-Based Compensation Expense [Line Items]
Share-based compensation expense	18.4	31.7	59.0	75.3	$ 90.6	$ 102.0	$ 100.0
Direct operating | LIONS GATE ENTERTAINMENT CORP [Member]
Share-Based Compensation Expense [Line Items]
Share-based compensation expense	0.7	0.9	2.1	2.3	2.8	1.7	1.2
Distribution and marketing | LIONS GATE ENTERTAINMENT CORP [Member]
Share-Based Compensation Expense [Line Items]
Share-based compensation expense	0.2	0.2	0.7	0.7	0.8	0.7	0.5
General and administration | LIONS GATE ENTERTAINMENT CORP [Member]
Share-Based Compensation Expense [Line Items]
Share-based compensation expense	17.5	23.8	51.3	63.9	77.6	95.4	98.3
Restructuring and other | LIONS GATE ENTERTAINMENT CORP [Member]
Share-Based Compensation Expense [Line Items]
Share-based compensation expense	$ 0.0	$ 6.8	$ 4.9	$ 8.4	$ 9.4	$ 4.2	$ 0.0